3. 10% SENIOR SECURED CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
3. 10% SENIOR SECURED CONVERTIBLE NOTES

On June 25, 2008, the Company entered into a purchase agreement, as amended on December 11, 2008, with institutional and other accredited investors (the “Investors”) pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”). The Company repaid the outstanding principal and accrued interest respectively owed to Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. on December 15, 2011, and repaid the outstanding obligations owed to Mr. Arnold Schumsky under his Note on September 28, 2012. As of September 28, 2012, the Notes held by the Investors have been satisfied in full and the obligations thereunder have been terminated.

The Notes consisted of the following:

	December 31, 2012	June 30, 2012
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest were due at maturity, September 30, 2012	$–	$50,000
Accrued interest—10% coupon due on September 30, 2012	–	1,250
	$–	$51,250

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors (the “Investors”) pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the Investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. The Company also issued warrants to purchase a total of 316,800 shares of its common stock at an exercise price of $1.75 per share (the “Warrants”). Interest accrues on the Notes at a rate of 10% per year and is payable in cash upon the earlier of conversion or maturity of the Notes. The original maturity of the Notes was June 25, 2010 and the Warrants expire on June 25, 2015, subject to extension. By mutual agreement with the Company, the Investors amended the Notes on several dates to extend the “Stated Maturity Date” of the Notes. The conversion price of the Notes and the exercise price of the Warrants may be adjusted downward in the event the Company issues shares of common stock or securities convertible into common stock at a price lower than the conversion price of the Notes or exercise price of the Warrants at the time of issuance.

Pursuant to the Purchase Agreement, the Notes and Warrants were not convertible or exercisable until the Company implemented a 1 for 6 reverse stock split, which required the approval of its stockholders. On November 25, 2008, the Company entered into a Side Letter Agreement in which the Investors agreed to change the ratio of the reverse split from 1 for 6 to 1 for 25. On December 11, 2008, the Company effected a 1 for 25 reverse split of its common stock.

Pursuant to a Registration Rights Agreement entered into with the Investors on June 25, 2008, the Company agreed to file a registration statement with the Securities and Exchange Commission by the earlier of (i) two days following the effectiveness of the amendment to implement a reverse stock split, and (ii) December 15, 2008, to register the resale of the common stock issuable upon the conversion of the Notes and the exercise of the Warrants. The Company agreed to keep the registration statement effective until the earlier of (i) the date on which all the securities have been sold, and (ii) the date on which all the securities may be sold without restriction pursuant to Rule 144 of the Securities Act of 1933.

The Notes contain covenants binding on the Company and certain events of default, including but not limited, to:

●	the failure of the Company to make a scheduled payment;

●	the failure of the Company to make payments in excess of $100,000 on any liability or obligation, or if there is an acceleration of the stated maturity of any liability or obligation in excess of $100,000; or

●	the Company entering bankruptcy.

If an event of default occurs and is uncured within the allowable grace period, if any, the Investors may declare all amounts under the Notes immediately due and payable and may pursue any other available remedies.

On December 15, 2011, the Company repaid Special Situations Fund III QP, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. On December 15, 2011, the Company repaid Special Situations Private Equity Fund, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. The Notes held by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. have been satisfied in full and the obligations thereunder have been terminated.

On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note. On July 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to August 31, 2012. On August 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to September 30, 2012.

The 10% Senior Secured Convertible Notes consist of the following:

	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833

On September 28, 2012, the Company repaid Mr. Schumsky the outstanding and accrued interest of $2,500 due under his Note and such payment satisfied its obligations in regards to the accrued interest due on the Note in full. On that same date, Mr. Schumsky presented the outstanding principal balance of the Note to the Company and agreed to exchange the $50,000 principal balance of his Note for participation in the Company’s September 2012 financing transaction (as described in further detail in Note 9, Subsequent Event) and was awarded units consisting of 55,555 shares of common stock and 38,889 warrants upon the same terms as the units sold in the September 2012 financing transaction. Accordingly, the Note held by Mr. Schumsky has been satisfied in full and the obligations thereunder have been terminated.